                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |X|

     File No. 33-14567

     Pre-Effective Amendment No.                                      |_|

     Post-Effective Amendment No. 27                                  |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|

     File No. 811-5188

     Amendment No. 27                                                 |X|

                        (Check appropriate box or boxes.)

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

       David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: May 1, 2000

It is proposed that this filing will become effective (check appropriate box)

      |_|   immediately upon filing pursuant to paragraph (b)
      |X|   on May 1, 2000 pursuant to paragraph (b)
      |_|   60 days after filing pursuant to paragraph (a)(1)
      |_|   on (date) pursuant to paragraph (a)(1)
      |_|   75 days after filing pursuant to paragraph (a)(2)
      |_|   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

      |_|   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Your AMERICAN CENTURY prospectus VP Advantage Fund

MAY 1, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

An Overview of the Fund

Fund Performance History

Objectives, Strategies and Risks

Management

Share Price, Distributions and Taxes

Financial Highlights

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

American Century Investments

An Overview of the Fund

What is the fund's investment objective?

The fund seeks long-term capital growth and current income by investing approximately 40% of its assets in equity securities, 40% in fixed-income securities and the remaining 20% in cash and cash equivalents.

What are the fund's primary investment strategy and principal risks?

In selecting stocks for the equity portion of VP Advantage, the fund managers look for common stocks of growing companies. The basis of the equity strategy is that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. The fixed-income and cash portions of the fund are invested in fixed-income securities of the U.S. government and its agencies and instrumentalities. A more detailed description of the fund's investment strategies begins on page 5.

The fund's principal risks include

  Market Risk — The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

  Price Volatility — The value of a fund's shares may fluctuate significantly in the short term.

  Principal Loss — As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?

The fund may be a good investment if you are

  seeking a fund that combines the potential for long-term capital growth with income seeking the convenience of a fund that invests in both equity and fixed-income securities comfortable with the risks associated with the fund's investment strategy

Who may not want to invest in the fund?

The fund may not be a good investment if you are

  investing for a short period of time

  uncomfortable with volatility in the value of your investment

[GRAPHIC OMITTED: POINTING FINGER] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

www.americancentury.com	American Century Investments 3

Fund Performance History

VP Advantage Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[GRAPHIC OMITTED]

[The following table was depicted as a bar chart in the printed material.]

                        1992      1993      1994     1995     1996      1997     1998      1999
VP Advantage Fund      -3.76%     6.84%     1.03%   16.75%    9.25%    12.83%   17.19%    14.76%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                  Highest              Lowest
=======================================================
VP Advantage      10.26% (4Q 1999)     -5.07% (1Q 1992)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-6488.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended
December 31, 1999                             1 year      5 years      Life of Fund(1)
======================================================================================
VP Advantage                                  14.76%      14.11%       10.33%
Blended index(2)                               9.56%      15.22%       11.54%
Lehman Intermediate Government Bond Index      0.49%       6.93%        6.70%

S&P 500 Index                                 21.04%      28.56%       19.86%
90-Day Treasury Bill Index                     4.74%       5.11%        4.56%

  The inception date for VP Advantage is August 1, 1991.

  The blended index is a combination of three widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 40% of the blended index consists of the performance of the Lehman Intermediate Government Bond Index, another 40% of the blended index consists of the S&P 500 Index, and the remaining 20% consists of the 90-Day Treasury Bill Index.

4 American Century Investments	1-800-345-6488

Objectives, Strategies and Risks

VP Advantage Fund

What is the fund's investment objective?

The fund seeks long-term capital growth and current income by investing approximately 40% of its assets in equity securities, 40% in fixed-income securities and the remaining 20% in cash and cash equivalents.

[GRAPHIC OMITTED: POINTING FINGER] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

How does the fund pursue its investment objective?

For the equity portion of the fund, the fund managers use a growth investment strategy developed by American Century to invest in stocks of companies they believe will increase in value over time. The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

Although most of the equity portion of the fund will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fixed-income and cash portions of the fund will be invested only in obligations of the U.S. government and its agencies and instrumentalities. The fixed-income securities in which the fund may invest include (1) direct obligations of the United States, such as Treasury bonds, notes and bonds, and (2) obligations (including mortgage-backed and other asset-backed securities) issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an act of Congress. Under normal market conditions, the fixed-income portion is expected to have a weighted average maturity of three to 10 years, and the cash portion is expected to have a weighted average maturity of six months or less. Securities will be chosen based on their income level and price stability.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term instruments, bonds, notes and debt securities of companies, debt obligations of governments and their agencies, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

In the event of exceptional market or economic conditions, or if the fund is unable to find securities meeting its criteria of selection, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Weighted average maturity is a tool that the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

www.americancentury.com	American Century Investments 5

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.

[GRAPHIC OMITTED: POINTING FINGER] Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.

What are the principal risks of investing in the fund?

The value of VP Advantage shares depends on the value of the stocks, bonds and other securities it owns.

  The value of the individual equity securities VP Advantage owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

  The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk is higher for VP Advantage than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund managers may buy a large amount of a company's stock quickly for the equity portion of the fund, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

6 American Century Investments	1-800-345-6488

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.0% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com	American Century Investments 7

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

The portfolio managers on the investment team are identified below:

James E. Stowers III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the equity portion of VP Advantage since the fund's inception. He also is the Chief Investment Officer — U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

Jeffrey L. Houston

Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages the fixed-income portion of VP Advantage since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

John R. Sykora

Mr. Sykora, Vice President and Senior Portfolio Manager, has been a member of the team that manages the equity portion of VP Advantage since November 1997. He joined American Century in May 1994 as an Investment Analyst. He has a bachelor's degree in accounting finance and an MBA in finance from Michigan State University. He is a Chartered Financial Analyst.

Bruce A. Wimberly

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages the equity portion of VP Advantage since July 1996. He joined American Century in September 1994 as an Investment Analyst. He has a bachelor of arts from Middlebury College and an MBA from Kellogg Graduate School of Management, Northwestern University.

John F. Walsh

Mr. Walsh, Portfolio Manager, has been a member of the team that manages the equity portion of VP Advantage since July 1996. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst for First Interstate Bank, Los Angeles, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

8 American Century Investments	1-800-345-6488

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

www.americancentury.com	American Century Investments 9

Distributions

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

10 American Century Investments	1-800-345-6488

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

  share price at the beginning of the period

  investment income and capital gains or losses

  distributions of income and capital gains paid to investors share price at the end of the period

Each table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions

  Expense Ratio — the operating expenses as a percentage of average net assets

  Net Income Ratio — the net investment income as a percentage of average net assets

  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended December 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com	American Century Investments 11

VP Advantage Fund

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                                           1999         1998         1997         1996         1995
======================================================================================================================
Net Asset Value, Beginning of Period                    $  6.94      $  6.60      $  6.29      $  6.19      $  5.48
                                                        --------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                    0.21         0.19         0.19         0.20         0.20
  Net Realized and Unrealized Gain on
    Investment Transactions                                0.73         0.86         0.56         0.34         0.71
                                                        --------------------------------------------------------------
  Total From Investment Operations                         0.94         1.05         0.75         0.54         0.91
                                                        --------------------------------------------------------------
Distributions
  From Net Investment Income                              (0.20)       (0.15)       (0.10)       (0.15)       (0.20)
  From Net Realized Gains on Investment Transactions      (0.48)       (0.56)       (0.34)       (0.29)          --
                                                        --------------------------------------------------------------
  Total Distributions                                     (0.68)       (0.71)       (0.44)       (0.44)       (0.20)
                                                        --------------------------------------------------------------
Net Asset Value, End of Period                          $  7.20      $  6.94      $  6.60      $  6.29      $  6.19
                                                        ==============================================================
  Total Return(1)                                         14.76%       17.19%       12.83%        9.25%       16.75%

Ratios/Supplemental Data

                                                           1999         1998         1997         1996         1995
======================================================================================================================
Ratio of Operating Expenses to Average Net Assets          1.00%        1.00%        0.99%        0.98%        0.95%
Ratio of Net Investment Income to Average Net Assets       2.47%        2.74%        2.85%        3.10%        3.32%
Portfolio Turnover Rate                                      52%          82%          69%          80%          99%
Net Assets, End of Period (in thousands)                $22,024      $26,308      $25,244      $25,230      $24,037
  Total return assumes investment of dividends and capital gains distributions, if any.
12 American Century Investments	1-800-345-6488

More information about the fund is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

1-800-345-6488 or 816-531-5575

0005
SH-PRS-19466

Your AMERICAN CENTURY prospectus VP Balanced Fund

MAY 1, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

An Overview of the Fund

Fund Performance History

Objectives, Strategies and Risks

Management

Share Price, Distributions and Taxes

Financial Highlights

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

American Century Investments

An Overview of the Fund

What is the fund's investment objective?

The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

What are the fund's primary investment strategy and principal risks?

In selecting stocks for the equity portion of VP Balanced, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategies begins on page 5.

The fund's principal risks include

  Market Risk — The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

  Price Volatility — The value of a fund's shares may fluctuate significantly in the short term.

  Principal Loss — As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

[GRAPHIC OMITTED: POINTING FINGER] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who may want to invest in the fund?

The fund may be a good investment if you are

  seeking a fund that combines the potential for long-term capital growth with income seeking the convenience of a fund that invests in both equity and fixed-income securities comfortable with the risks associated with the fund's investment strategy

Who may not want to invest in the fund?

The fund may not be a good investment if you are

  investing for a short period of time

  uncomfortable with volatility in the value of your investment

www.americancentury.com	American Century Investments 3

Fund Performance History

VP Balanced Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[GRAPHIC OMITTED]

[The following table was depicted as a bar chart in the printed material.]

                     1992     1993     1994      1995      1996      1997      1998      1999
VP Balanced Fund    -6.04%    7.69%    0.61%    21.12%    12.21%    15.81%    15.77%    10.06%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

               Highest             Lowest
===================================================
VP Balanced    12.16% (2Q 1997)    -7.28% (3Q 1998)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, including yields, please call us at 1-800-345-6488.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended
December 31, 1999                 1 year    5 years   Life of Fund(1)
=====================================================================
VP Balanced                       10.06%    14.92%    11.47%
Blended index(2)                  12.30%    20.23%    14.83%
S&P 500 Index                     21.04%    28.56%    19.80%
Lehman Aggregate Bond Index       -0.82%     7.73%     7.38%

  The inception date for VP Balanced is May 1, 1991.

  The blended index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the blended index consists of the performance of the S&P 500, which represents the equity portion of the fund, and 40% of the blended index consists of the Lehman Aggregate Bond Index, which represents the fixed-income portion.

4 American Century Investments	1-800-345-6488

Objectives, Strategies and Risks

VP Balanced Fund

What is the fund's investment objective?

This fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

How does the fund pursue its investment objective?

For the equity portion of the VP Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) from most attractive to least attractive. These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they think will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed-income portion may be invested in the fourth category-rated securities, and up to 15% may be invested in the fifth category. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the equity portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.

Weighted average maturity is a tool that the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

www.americancentury.com	American Century Investments 5

[GRAPHIC OMITTED: POINTING FINGER] Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.

What are the principal risks of investing in the fund?

The value of VP Balanced shares depends on the value of the stocks, bonds and other securities it owns.

  The value of the individual equity securities VP Balanced owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

  The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk is higher for VP Balanced than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Because the equity portion of the fund is managed to the S&P 500 index, its performance will be closely tied to the index's performance. If the index goes down, it is likely that the performance of the fund's equity portion will go down.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

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Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.90% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com	American Century Investments 7

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

The portfolio managers on the investment team are identified below:

Equity

John Schniedwind

Mr. Schniedwind, Senior Vice President, Senior Portfolio Manager and Group Leader — Quantitative Equity, has been a member of the team that manages the equity portion of VP Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California — Berkley. He is a Chartered Financial Analyst.

Jeffrey R. Tyler

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the equity portion of VP Balanced since November 1998. He joined American Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the University of California — Santa Barbara and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Fixed Income

Jeffrey L. Houston

Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages the fixed-income portion of VP Balanced since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

John F. Walsh

Mr. Walsh, Portfolio Manager, has been a member of the team that manages the fixed-income portion of VP Balanced since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst for First Interstate Bank, Los Angeles, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

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Fund Performance

VP Balanced has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

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Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

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Distributions

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

www.americancentury.com	American Century Investments 11

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years .

On a per-share basis, the table includes as appropriate

  share price at the beginning of the period

  investment income and capital gains or losses

  distributions of income and capital gains paid to investors share price at the end of the period

The table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions

  Expense Ratio — the operating expenses as a percentage of average net assets

  Net Income Ratio — the net investment income as a percentage of average net assets

  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended December 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

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VP Balanced Fund

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                                            1999         1998         1997         1996         1995
=======================================================================================================================
Net Asset Value, Beginning of Period                    $   8.34     $   8.24     $   7.54     $   7.04     $   5.96
                                                        ---------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                     0.19         0.16         0.19         0.18         0.17
  Net Realized and Unrealized Gain on
    Investment Transactions                                 0.52         1.04         0.94         0.65         1.08
                                                        ---------------------------------------------------------------
  Total From Investment Operations                          0.71         1.20         1.13         0.83         1.25
                                                        ---------------------------------------------------------------
Distributions
  From Net Investment Income                               (0.16)       (0.15)       (0.09)       (0.13)       (0.17)
  From Net Realized Gains on Investment Transactions       (1.10)       (0.95)       (0.34)       (0.20)          --
                                                        ---------------------------------------------------------------
  Total Distributions                                      (1.26)       (1.10)       (0.43)       (0.33)       (0.17)
                                                        ---------------------------------------------------------------
Net Asset Value, End of Period                          $   7.79     $   8.34     $   8.24     $   7.54     $   7.04
                                                        ===============================================================
  Total Return(1)                                          10.06%       15.77%       15.81%       12.21%       21.12%

Ratios/Supplemental Data

                                                            1999         1998         1997         1996         1995
=======================================================================================================================
Ratio of Operating Expenses to Average Net Assets           0.90%        0.97%(2)     1.00%        0.99%        0.97%
Ratio of Net Investment Income to Average Net Assets        2.45%        2.16%(2)     2.19%        2.43%        2.69%
Portfolio Turnover Rate                                       83%         158%         125%         130%          87%
Net Assets, End of Period (in thousands)                $285,072     $280,437     $219,087     $215,393     $153,823

  Total return assumes reinvestment of dividends and capital gains distributions, if any.

  The fund's advisor voluntarily waived a portion of its management fee from October 1, 1998 through November 16, 1998. In absence of the waiver, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 0.99% and 2.15%, respectively, for the year ended December 31, 1998.

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More information about the fund is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

1-800-345-6488 or 816-531-5575

0005
SH-PRS-19467

Your AMERICAN CENTURY prospectus VP Capital Appreciation Fund

MAY 1, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

An Overview of the Fund

Fund Performance History

Objectives, Strategies and Risks

Management

Share Price, Distributions and Taxes

Financial Highlights

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

American Century Investments

An Overview of the Fund

What is the fund's investment objective?

This fund seeks capital growth.

What are the fund's primary investment strategy and principal risks?

The fund looks for common stocks of growing companies. The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page 5.

The fund's principal risks include

  Market Risk — The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

  Price Volatility — The value of a fund's shares may fluctuate significantly in the short term.

  Principal Loss — As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money

  Style Risk — If a fund's investment style is out of favor with the market, a fund's performance may suffer.

  Foreign Risk — The fund invests primarily in foreign securities, which are generally riskier than U.S. stocks.

[GRAPHIC OMITTED: POINTING FINGER] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who may want to invest in the fund?

The fund may be a good investment if you are

  seeking long-term capital growth from your investment

  comfortable with short-term price volatility

  comfortable with the risks associated with the investment strategy

Who may not want to invest in the fund?

The fund may not be a good investment if you are

  investing for a short period of time

  uncomfortable with short-term volatility in the value of your investment

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Fund Performance History

VP Capital Appreciation Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.

[GRAPHIC OMITTED]

[The following table was depicted as a bar chart in the printed material.]

                     1990     1991     1992     1993     1994     1995     1996     1997     1998     1999
VP Capital
Appreciation Fund   -1.25%   41.88%   -1.34%   10.31%   -1.17%   31.10%   -4.32%   -3.26%   -2.16%   64.52%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                           Highest             Lowest
================================================================
VP Capital Appreciation    45.49% (4Q 1999)    -19.03% (3Q 1998)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-6488.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The S&P 500 is viewed as a broad measure of U.S. stock performance, while the S&P MidCap 400/BARRA Growth Index represents the half of the S&P 400 (an index of midcap stocks) with higher price/book ratios.

For the calendar year ended
December 31, 1999                    1 year    5 years   10 years  Life of Fund(1)
==================================================================================
VP Capital Appreciation              64.52%    14.32%    11.39%    12.06%
S&P 500 Index                        21.04%    28.56%    18.21%    19.73%(2)
S&P MidCap 400/BARRA Growth Index    28.74%    27.81%    N/A(3)    N/A(3)

  The inception date for VP Capital Appreciation is November 20, 1987.

  Since November 30, 1987, the date closest to the fund's inception for which data are available.

  Benchmark began May 21, 1991.

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Objectives, Strategies and Risks

VP Capital Appreciation Fund

What is the fund's investment objective?

This fund seeks capital growth.

How does the fund pursue its investment objective?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term instruments, bonds, notes and debt securities of companies, debt obligations of governments and their agencies, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.

[GRAPHIC OMITTED: POINTING FINGER] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

What kinds of securities does the fund buy?

The fund will usually purchase common stocks of U.S. and foreign companies, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.

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What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

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Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.0% of the average net assets of the Investor Class shares of each fund. The amount of the management fee is calculated daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

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The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

The portfolio managers on the investment team are identified below:

Linda K. Peterson

Ms. Peterson, Vice President and Portfolio Manager, has been a member of the team that manages VP Capital Appreciation since March 1998. She joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri — Kansas City. She is a Chartered Financial Analyst.

Kurt R. Stalzer

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages VP Capital Appreciation since joining American Century in January 2000. Before joining American Century, he was a Portfolio Manager for Scudder Kemper Investments from January 1997 to October 1999 and for Munder Capital Management from January 1994 to December 1996. He has a BBA in finance and accounting from the University of Michigan — Dearborn.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

8 American Century Investments	1-800-345-6488

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

www.americancentury.com	American Century Investments 9

Distributions

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

10 American Century Investments	1-800-345-6488

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years .

On a per-share basis, the table includes as appropriate

  share price at the beginning of the period

  investment income and capital gains or losses

  distributions of income and capital gains paid to investors share price at the end of the period

The table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions

  Expense Ratio — the operating expenses as a percentage of average net assets

  Net Income Ratio — the net investment income as a percentage of average net assets

  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended December 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com	American Century Investments 11

VP Capital Appreciation Fund

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                                 1999         1998         1997           1996           1995
================================================================================================================
Net Asset Value, Beginning of Period         $   9.02     $   9.68     $  10.24     $    12.06     $     9.21
                                             -------------------------------------------------------------------
Income From Investment Operations
  Net Investment Loss                           (0.05)       (0.01)       (0.05)(1)      (0.06)(1)      (0.02)
  Net Realized and Unrealized Gain (Loss)
    on Investment Transactions                   5.87        (0.17)       (0.30)         (0.40)          2.88
                                             -------------------------------------------------------------------
  Total From Investment Operations               5.82        (0.18)       (0.35)         (0.46)          2.86
                                             -------------------------------------------------------------------
Distributions
  From Net Investment Income                       --           --           --             --          (0.01)
  From Net Realized Gains on
    Investment Transactions                        --        (0.48)       (0.21)         (1.36)            --
                                             -------------------------------------------------------------------
  Total Distributions                              --        (0.48)       (0.21)         (1.36)         (0.01)
                                             -------------------------------------------------------------------
Net Asset Value, End of Period               $  14.84     $   9.02     $   9.68     $    10.24     $    12.06
                                             ===================================================================
  Total Return(2)                               64.52%       (2.16)%      (3.26)%        (4.32)%        31.10%

Ratios/Supplemental Data

                                                 1999         1998         1997           1996           1995
================================================================================================================
Ratio of Operating Expenses
  to Average Net Assets                          1.00%        1.00%        1.00%          1.00%          0.99%
Ratio of Net Investment Loss
  to Average Net Assets                         (0.41)%      (0.07)%      (0.53)%        (0.59)%        (0.23)%
Portfolio Turnover Rate                           119%         206%         107%           182%           147%
Net Assets, End of Period
  (in thousands)                             $607,263     $448,701     $593,698     $1,313,865     $1,461,124

  Computed using average shares outstanding throughout the period.

  Total return assumes reinvestment of dividends and capital gains distributions, if any.

12 American Century Investments	1-800-345-6488

More information about the fund is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

1-800-345-6488 or 816-531-5575

0005
SH-PRS-19468

Your AMERICAN CENTURY prospectus VP Income & Growth Fund

MAY 1, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

An Overview of the Fund

Fund Performance History

Objectives, Strategies and Risks

Management

Share Price, Distributions and Taxes

Financial Highlights

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

This symbol highlights special information and helpful tips.

www.americancentury.com	American Century Investments

An Overview of the Fund

What are the fund's investment objectives?

VP Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

What are the fund's primary investment strategies and principal risks?

In selecting stocks for VP Income & Growth, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks. A more detailed description of the fund's investment strategies begins on page 5.

The fund's principal risks include

  Market Risk — The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

  Price Volatility — The value of a fund's shares may fluctuate significantly in the short term.

  Principal Loss — As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

[GRAPHIC OMITTED: POINTING FINGER] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who may want to invest in the fund?

The fund may be a good investment if you are

  seeking long-term capital growth from your investment

  comfortable with the fund's short-term price volatility

  comfortable with the risks associated with the fund's investment strategy

Who may not want to invest in the fund?

The fund may not be a good investment if you are

  investing for a short period of time

  uncomfortable with volatility in the value of your investment

www.americancentury.com	American Century Investments 3

Fund Performance History

VP Income & Growth Fund

The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[GRAPHIC OMITTED]

[The following table was depicted as a bar chart in the printed material.]

                            1998      1999
VP Income & Growth Fund    26.87%    18.02%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                      Highest             Lowest
===========================================================
VP Income & Growth    21.69% (1Q 1998)    -11.25% (3Q 1998)

For current performance information, please call us at 1-800-345-6488.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended
December 31, 1999              1 year    Life of Fund (1)
=========================================================
VP Income & Growth             18.02%    24.69%
S&P 500 Index                  21.04%    26.88%

  The inception date for VP Income & Growth is October 30, 1997.

4 American Century Investments	1-800-345-6488

Objectives, Strategies and Risks

VP Income & Growth Fund

What are the fund's investment objectives?

VP Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

How does the fund pursue its investment objective?

The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk. The managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

www.americancentury.com	American Century Investments 5

What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Because the fund is managed to the S&P 500 index, its performance will be closely tied to the index's performance. If the index goes down, it is likely that the performance of the fund's equity portion will go down.

Although income is an objective for the fund, if the stocks that make up the S&P 500 Index do not have a high dividend yield, then the fund's dividend yield will not be high.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

6 American Century Investments	1-800-345-6488

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.70% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com	American Century Investments 7

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

The portfolio managers on the investment team are identified below:

John Schniedwind

Mr. Schniedwind, Senior Vice President, Senior Portfolio Manager and Group Leader-Quantitative Equity, has been a member of the team since the fund's inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California — Berkley. He is a Chartered Financial Analyst.

Kurt Borgwardt

Mr. Borgwardt, Vice President and Senior Portfolio Manager, joined American Century in August 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since the fund's inception. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a Chartered Financial Analyst.

Fund Performance

VP Income & Growth has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

8 American Century Investments	1-800-345-6488

Share Price, and Distributions

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

www.americancentury.com	American Century Investments 9

Distributions

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

10 American Century Investments	1-800-345-6488

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, the table includes as appropriate

  share price at the beginning of the period

  investment income and capital gains or losses

  distributions of income and capital gains paid to investors share price at the end of the period

The table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions

  Expense Ratio — the operating expenses as a percentage of average net assets

  Net Income Ratio — the net investment income as a percentage of average net assets

  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended December 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com	American Century Investments 11

VP Income & Growth Fund

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                                                     1999           1998          1997(1)
===========================================================================================================
Net Asset Value, Beginning of Period                             $   6.78       $   5.39        $ 5.00
                                                                 -----------------------------------------
Income From Investment Operations
  Net Investment Income                                              0.08(2)        0.03          0.02
  Net Realized and Unrealized Gain on Investment Transactions        1.14           1.41          0.37
                                                                 -----------------------------------------
  Total From Investment Operations                                   1.22           1.44          0.39
                                                                 -----------------------------------------
Distributions
  From Net Investment Income                                           --(3)       (0.04)           --
  From Net Realized Gains on Investment Transactions                   --          (0.01)           --
                                                                 -----------------------------------------
  Total Distributions                                                  --(3)       (0.05)           --
                                                                 -----------------------------------------
Net Asset Value, End of Period                                   $   8.00       $   6.78        $ 5.39
                                                                 =========================================
  Total Return(4)                                                   18.02%         26.87%         7.80%

Ratios/Supplemental Data

                                                                     1999           1998          1997(1)
===========================================================================================================
Ratio of Operating Expenses to Average Net Assets                    0.70%          0.70%         0.70%(5)
Ratio of Net Investment Income to Average Net Assets                 1.09%          1.43%         1.94%(5)
Portfolio Turnover Rate                                                50%            55%           10%
Net Assets, End of Period (in thousands)                         $459,110       $109,626        $1,230

  October 30, 1997 (inception) through December 31, 1997.

  Computed using average shares outstanding throughout the period.

  Per share amount is less than $0.005.

  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

  Annualized.

12 American Century Investments	1-800-345-6488

More information about the fund is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

1-800-345-6488 or 816-531-5575

0005
SH-PRS-19469

Your AMERICAN CENTURY prospectus VP International Fund

MAY 1, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

An Overview of the Fund

Fund Performance History

Objectives, Strategies and Risks

Management

Share Price, Distributions and Taxes

Financial Highlights

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

American Century Investments

An Overview of the Fund

What is the fund's investment objective?

This fund seeks capital growth.

What are the fund's primary investment strategy and principal risks?

The fund managers look for stocks of growing foreign companies. The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the fund's investment strategies and risks begins on page 5.

The fund's principal risks include

  Market Risk — The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

  Price Volatility — The value of a fund's shares may fluctuate significantly in the short term.

  Principal Loss — As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money.

  Foreign Risk — The fund invests primarily in foreign securities, which are generally riskier than U.S. stocks. As a result the fund is subject to foreign risk, meaning that political events (civil unrest, national elections, imposition of exchange controls), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

  Currency Risk — Because the fund's foreign investments are generally held in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

[GRAPHIC OMITTED: POINTING FINGER] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who may want to invest in the fund?

The fund may be a good investment if you are

  seeking long-term capital growth from your investment

  seeking diversification of your investment portfolio through investment in foreign securities comfortable with the risks associated with investing in U.S. and foreign growth securities comfortable with short-term price volatility

Who may not want to invest in the fund?

The fund may not be a good investment if you are

  seeking current income from your investment

  investing for a short period of time

  uncomfortable with the risks associated with investing in foreign securities uncomfortable with short-term volatility in the value of your investment

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Fund Performance History

VP International Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[GRAPHIC OMITTED]

[The following table was depicted as a bar chart in the printed material.]

                          1995      1996      1997      1998      1999
VP International Fund    12.21%    14.41%    18.63%    18.76%    64.04%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                    Highest             Lowest
=========================================================
VP International    47.58% (4Q 1999)    -18.28% (3Q 1998)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-6488.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The S&P 500 is viewed as a broad measure of U.S. stock performance, while the Morgan Stanley Capital International EAFE Index is a widely followed group of stocks from 20 countries.

For the calendar year ended
December 31, 1999              1 year    5 years    Life of Fund(1)
===================================================================
VP International               64.04%    24.28%     20.07%
S&P 500 Index                  21.04%    28.56%     25.66%
Morgan Stanley Capital
International EAFE Index       26.96%    12.83%     11.21%

  The inception date for VP International is May 1, 1994.

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Objectives, Strategies and Risks

VP International Fund

What is the fund's investment objective?

This fund seeks capital growth.

How does the fund pursue its investment objective?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. The managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, short-term instruments, bonds, notes and debt securities of companies, debt obligations of governments and their agencies, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.

[GRAPHIC OMITTED: POINTING FINGER] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

What kinds of securities does the fund buy?

The fund's assets will be primarily invested in securities of companies in at least three developed countries (excluding the United States). The funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies. In the event of exceptional market or economic conditions, the fund may, as a

www.americancentury.com	American Century Investments 5

temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund limits its purchase of debt securities to investment-grade obligations.

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weighting given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Securities of issuers in emerging market countries means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

6 American Century Investments	1-800-345-6488

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.34% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com	American Century Investments 7

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

The portfolio managers on the investment team are identified below:

Henrik Strabo

Mr. Strabo, Chief Investment Officer—International Equities, has been a member of the team that manages VP International since the fund's inception on May 1, 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

Mark S. Kopinski

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages VP International since rejoining American Century in April 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. Prior to 1995, he served as Vice President and Portfolio Manager of American Century. He has a bachelor's degree in business administration from Monmouth College and an MA in Asian studies from the University of Illinois.

Fund Performance

VP International has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

8 American Century Investments	1-800-345-6488

Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

www.americancentury.com	American Century Investments 9

Distributions

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

10 American Century Investments	1-800-345-6488

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

  share price at the beginning of the period

  investment income and capital gains or losses

  distributions of income and capital gains paid to investors share price at the end of the period

The table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions

  Expense Ratio — the operating expenses as a percentage of average net assets

  Net Income Ratio — the net investment income as a percentage of average net assets

  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended December 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com	American Century Investments 11

VP International Fund

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                            1999          1998         1997          1996           1995
==============================================================================================================
Net Asset Value, Beginning of Period    $   7.62      $   6.84     $   5.96      $   5.33        $  4.75
                                        ----------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income (Loss)             (0.01)         0.02        (0.02)         0.02(1)        0.03(1)
  Net Realized and Unrealized Gain
    on Investment Transactions              4.89          1.24         1.11          0.74           0.55
                                        ----------------------------------------------------------------------
  Total From Investment Operations          4.88          1.26         1.09          0.76           0.58
                                        ----------------------------------------------------------------------
Distributions
  From Net Investment Income                  --         (0.04)       (0.06)        (0.03)            --
  In Excess of Net Investment Income          --            --        (0.01)        (0.07)            --
  From Net Realized Gains on
    Investment Transactions                   --         (0.36)       (0.14)        (0.03)            --
  In Excess of Net Realized Gains             --         (0.08)          --            --             --
                                        ----------------------------------------------------------------------
  Total Distributions                         --         (0.48)       (0.21)        (0.13)            --
                                        ----------------------------------------------------------------------
Net Asset Value, End of Period          $  12.50      $   7.62     $   6.84      $   5.96        $  5.33
                                        ======================================================================
  Total Return(2)                          64.04%        18.76%       18.63%        14.41%         12.21%

Ratios/Supplemental Data

                                            1999          1998         1997          1996           1995
==============================================================================================================
Ratio of Operating Expenses
  to Average Net Assets                     1.34%         1.47%(3)     1.50%         1.50%          1.50%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                    (0.17)%        0.25%(3)    (0.08)%        0.31%          0.70%
Portfolio Turnover Rate                      109%          181%         173%          154%           214%
Net Assets, End of Period
  (in thousands)                        $799,842      $418,962     $216,523      $101,335        $51,609

  Computed using average shares outstanding throughout the period.

  Total return assumes reinvestment of dividends and capital gains distributions, if any.

  ACIM voluntarily waived a portion of its management fee from October 1, 1998 through November 16, 1998. In absence of the waiver, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 1.48% and 0.24%, respectively, for the year ended December 31, 1998.

12 American Century Investments	1-800-345-6488

More information about the fund is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semi annual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

1-800-345-6488 or 816-531-5575

0005
SH-PRS-19470

Your AMERICAN CENTURY prospectus VP Value Fund

MAY 1, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

An Overview of the Fund

Fund Performance History

Objectives, Strategies and Risks

Management

Share Price, Distributions and Taxes

Financial Highlights

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

American Century Investments

An Overview of the Fund

What are the fund's investment objectives?

This fund seeks long-term capital growth. Income is a secondary objective.

What are the fund's primary investment strategy and principal risks?

In selecting stocks for VP Value, the fund managers look for stocks of companies that they believe are undervalued at the time of purchase. A more detailed description of the fund's value investment strategy begins on page 5.

The fund's principal risks include

  Market Risk — The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

  Price Volatility — The value of a fund's shares may fluctuate significantly in the short term.

  Principal Loss — As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

  Style Risk — If a fund's investment style is out of favor with the market, a fund's performance may suffer.

[GRAPHIC OMITTED: POINTING FINGER] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who may want to invest in the fund?

The fund may be a good investment if you are

  seeking long-term capital growth from your investment

  seeking an equity fund that utilizes a value style of investing comfortable with the risks associated with the fund's investment strategy

Who may not want to invest in the fund?

The fund may not be a good investment if you are

  investing for a short period of time

  uncomfortable with volatility in the value of your investment

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Fund Performance History

VP Value Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[GRAPHIC OMITTED]

[The following table was depicted as a bar chart in the printed material.]

                  1997     1998      1999
VP Value Fund    26.08%    4.81%    -0.85%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

            Highest             Lowest
=================================================
VP Value    18.09% (2Q 1999)    -11.05% (3Q 1999)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-6488.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The S&P 500 is viewed as a broad measure of U.S. Stock performance, while the S&P 500/BARRA Value Index consists of S&P 500 stocks that have lower price/book ratios and, in general, share other characteristics associated with value stocks. The Lipper Multicap Value Index is an index of multi cap value funds that have management styles similar to the fund's. The fund's benchmark was changed from the S&P 500/BARRA Value Index to the Lipper Multicap Value Index beginning January 1, 2000. The fund's advisor believes the latter index better represents the types of value stocks in which the fund invests.

For the calendar year ended
December 31, 1999              1 year    Life of Fund(1)
========================================================
VP Value                       -0.85%    11.10%
S&P 500/BARRA Value Index      12.72%    19.24%
S&P 500 Index                  21.04%    26.75%
Lipper Multicap Value Index     5.94%    13.91%

  The inception date for VP Value is May 1, 1996.

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Objectives, Strategies and Risks

VP Value Fund

What are the fund's investment objectives?

The fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

How does the fund pursue its investment objectives?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stock of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical range.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term instruments, bonds, notes and debt securities of companies, debt obligations of governments and their agencies, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

In the event of exceptional market or economic conditions, or if the fund is unable to find securities meeting its criteria of selection, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. The fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

Additional information about the fund's investments is available in its annual and semi annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

www.americancentury.com	American Century Investments 5

What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

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Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.0% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

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The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

The portfolio managers on the investment team are identified below:

Phillip N. Davidson

Mr. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Value since May 1996. He joined American Century in September 1993 as a Portfolio Manager. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.

Scott A. Moore

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages VP Value since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri-Columbia. He is a Chartered Financial Analyst.

Fund Performance

VP Value has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

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Share Price, Distributions and Taxes

Purchase and Redemption of Shares

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

www.americancentury.com	American Century Investments 9

Distributions

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

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Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, the table includes as appropriate

  share price at the beginning of the period

  investment income and capital gains or losses

  distributions of income and capital gains paid to investors share price at the end of the period

The table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions

  Expense Ratio — the operating expenses as a percentage of average net assets

  Net Income Ratio — the net investment income as a percentage of average net assets

  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended December 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

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VP Value Fund

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                                            1999         1998         1997        1996(1)
============================================================================================================
Net Asset Value, Beginning of Period                    $   6.73     $   6.93     $   5.58     $  5.00
                                                        ----------------------------------------------------
Income From Investment Operations
  Net Investment Income                                     0.08         0.08(2)      0.07        0.05
  Net Realized and Unrealized Gain (Loss)
    on Investment Transactions                             (0.15)        0.27         1.37        0.56
                                                        ----------------------------------------------------
  Total From Investment Operations                         (0.07)        0.35         1.44        0.61
                                                        ----------------------------------------------------
Distributions
  From Net Investment Income                               (0.07)       (0.04)       (0.04)      (0.03)
  From Net Realized Gains on Investment Transactions       (0.57)       (0.51)       (0.05)         --
  In Excess of Net Realized Gains on
    Investment Transactions                                (0.07)          --           --          --
                                                        ----------------------------------------------------
  Total Distributions                                      (0.71)       (0.55)       (0.09)      (0.03)
                                                        ----------------------------------------------------
Net Asset Value, End of Period                          $   5.95     $   6.73     $   6.93     $  5.58
                                                        ====================================================
  Total Return(3)                                          (0.85)%       4.81%       26.08%      12.28%

Ratios/Supplemental Data

                                                            1999         1998         1997        1996(1)
============================================================================================================
Ratio of Operating Expenses to Average Net Assets           1.00%        1.00%        1.00%       1.00%(4)
Ratio of Net Investment Income to Average Net Assets        1.40%        1.21%        1.60%       1.98%(4)
Portfolio Turnover Rate                                      118%         158%         138%         49%
Net Assets, End of Period (in thousands)                $416,166     $316,624     $188,015     $23,894

  May 1, 1996 (inception) through December 31, 1996.

  Computed using average shares outstanding throughout the year.

  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

  Annualized.

12 American Century Investments	1-800-345-6488

More information about the fund is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semi annual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

1-800-345-6488 or 816-531-5575

0005
SH-PRS-19471

AMERICAN CENTURY statement of additional information VP Advantage Fund VP Balanced Fund VP Capital Appreciation Fund VP Income & Growth Fund' VP International Fund VP Value Fund

MAY 1, 2000

American Century
Variable
Portfolios, Inc.

This Statement of Additional Information adds to the discussion in the funds' Prospectuses, dated May 1, 2000, but is not a prospectus. The Statement of Additional Information should be read in conjunction with the funds' current Prospectuses. If you would like a copy of a Prospectus, please contact us at the address or telephone numbers listed on the back cover.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-6488.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

The Funds' History

Fund Investment Guidelines
    VP Capital Appreciation, VP Income & Growth,
    VP International and the Equity
    Portion of VP Advantage
    VP Balanced and VP Income & Growth
    VP Value
    The Fixed-Income Portion of VP Advantage

Fund Investments and Risks
    Investment Strategies and Risks
    Investment Policies
    Portfolio Turnover

Management
    The Board of Directors
    Officers

The Funds' Principal Shareholders

Service Providers
    Investment Advisor
    Transfer Agent and Administrator
    Distributor

Other Service Providers
    Custodian Banks
    Independent Auditors

Brokerage Allocation
    VP Capital Appreciation, VP Income & Growth,
    VP International, VP Value and the Equity
    Portions of VP Advantage and VP Balanced
    The Fixed-Income Portions of
    VP Advantage and VP Balanced

Information about Fund Shares
    Valuation of a Fund's Securities
    Special Requirements for Large Redemptions

Taxes
    Federal Income Taxes

How Fund Performance Information Is Calculated

Financial Statements

Explanation of Fixed-Income Securities Ratings

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THE FUNDS' HISTORY

American Century Variable Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 1987. The corporation was known as TCI Portfolios, Inc. until May 1997. Throughout this Statement of Additional Information we refer to American Century Variable Portfolios, Inc., as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.

Fund                         Inception Date
===========================================
VP Advantage                 08/01/1991
-------------------------------------------
VP Balanced                  05/01/1991
-------------------------------------------
VP Capital Appreciation      11/20/1987
-------------------------------------------
VP Income & Growth           10/30/1997
-------------------------------------------
VP International             05/01/1994
-------------------------------------------
VP Value                     05/01/1996
===========================================

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 4. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.

Each fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds' Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

VP CAPITAL APPRECIATION, VP INTERNATIONAL AND THE EQUITY PORTION OF VP ADVANTAGE

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks and equity equivalent securities. However, subject to the specific

2 American Century Investments	1-800-345-6488

limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and using other techniques, such as those discussed under Investment Strategies and Risks, which begins on page 4, when such a course is deemed appropriate in order to attempt to attain a fund's investment objective. Senior securities that, in the opinion of the managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested in stocks identified as attractive by the funds' investment methodology, regardless of the movement of stock prices generally. However, should the funds' investment methodology fail to identify sufficient candidates, or for any other reason including the desire to make a temporary defensive position, the funds may invest up to 100% of its assets in U.S. government securities. In most circumstances, the funds' actual level of cash and cash equivalents will be less than 10%. The fund managers may use stock index futures contracts as a way to expose the funds' cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios; so there is no greater market risk to the funds than if they purchase stocks. See Derivative Securities, page 8, Short-Term Securities, page 13, and Futures and Options, page 14.

VP BALANCED AND VP INCOME & GROWTH

As a matter of fundamental policy, the managers will invest approximately 60% of the VP Balanced portfolio in equity securities and the remainder in bonds and other fixed-income securities. VP Income & Growth and the equity portion of VP Balanced will generally be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United States. The funds' investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described previously in Fund Investment Guidelines. The fund managers also may purchase foreign securities, convertible debt securities, equity-equivalent securities, stock index futures contracts and similar securities, and short-term securities.

The fixed-income portion of VP Balanced generally will be invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions, the weighted average maturity for the fixed-income portion of the fund will be in the three-to-10-year range. The managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices are rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the Prospectus. For a description of the fixed-income securities rating system, see Explanation of Fixed-Income Securities Ratings, page 35.

VP VALUE

The fund managers of VP Value will invest primarily in stocks of companies that the managers believe are undervalued at the time of purchase. The fund managers usually will purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, notes, bonds and other debt securities.

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THE FIXED-INCOME PORTION OF VP ADVANTAGE

The government securities in which VP Advantage may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

Mortgage-related securities in which the fund may invest include collateralized mortgage obligations (CMOs) issued by a U.S. agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

For the purpose of determining the weighted average portfolio maturity of the fund, the managers shall consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the managers make assumptions regarding repayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the managers when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

An unlimited portion of each fund's total assets may be invested in the securities of foreign issuers, except for VP Value, which may invest up to 25% of its assets in foreign securities.

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Investments in foreign securities may present certain risks, including:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and buy currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the funds may invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the port-folio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 8.

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The funds expect to use forward contracts under two circumstances:

(1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from

6 American Century Investments	1-800-345-6488

increases in the market price of the underlying common stock, however, they generally offer lower yields than nonconvertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining nonconvertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Equity Equivalents

In addition to investing in common stocks, a fund may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Short Sales

A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

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Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total assets valued at market except through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with derivative investments, including:

  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the advisor's policy for investments in the derivative securities annually.

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Investment in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days and other illiquid securities.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

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Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: General Obligation bonds and Revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of Revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

Fixed-rate bonds subject to third-party puts and participation interests in such bonds held by a bank in trust or otherwise have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.

The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the funds' investments.

To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the fund managers limit the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service (IRS).

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Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.

The fund managers also take steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (a) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (b) legal opinions relating to the tax ownership of the underlying bonds, and (c) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities until the settlement date in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it

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would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Inverse Floaters

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i) Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which typically is held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

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Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

  Commercial Paper;

  Certificates of Deposit and Euro Dollar Certificates of Deposit;

  Bankers' Acceptances;

  Short-term notes, bonds, debentures or other debt instruments; and

  Repurchase agreements.

In addition, each fund may invest part of its assets in other investment companies, including money market funds. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other mutual funds, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

(a) 3% of the total voting stock of any one investment company;

(b) 5% of the fund's total assets with respect to any one investment company; and

(c) 10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

VP International is considering investing in India through a Republic of Mauritius company to take advantage of the favorable tax treaty between the countries. There can be no assurance such an investment structure would be effective. As noted in the paragraph above, the fund may invest in the securities of other investment companies. A Mauritius holding company will not be considered an investment company for this purpose.

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Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:

  protect against a decline in market value of the funds' securities (taking a short futures position); or

  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position); or

  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The fund managers may engage in futures and options transactions based on securities indices that are consistent with the fund's investment objective. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds, for fixed-income funds, or the S&P 500 Index, for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases, the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a

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daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

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Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

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Fundamental Investment Policies

The funds' fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject              Policy
================================================================================
Senior Securities    A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing            A fund may not borrow money, except for temporary or
                     emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending              A fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets
                     would be lent to other parties except, (i) through the
                     purchase of debt securities in accordance with its
                     investment objective, policies and limitations or (ii) by
                     engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate          A fund may not purchase or sell real estate unless
                     acquired as a result of ownership of securities or other
                     instruments. This policy shall not prevent a fund from
                     investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration        A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                     issued or guaranteed by the U.S. government or any of its
                     agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting         A fund may not act as an underwriter of securities issued
                     by others, except to the extent that the fund may be
                     considered an underwriter within the meaning of the
                     Securities Act of 1933 in the disposition of restricted
                     securities.
--------------------------------------------------------------------------------
Commodities          A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                     instruments, provided that this limitation shall not
                     prohibit the fund from purchasing or selling options and
                     futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control              A fund may not invest for purposes of exercising control
                     over management.
================================================================================

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions. All such transactions will be subject to the limits set above for borrowing and lending. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to

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financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment restrictions that are not fundamental and may be changed by the Board of Directors.

Subject                   Policy
================================================================================
Leveraging           A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of
                     the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity            A fund may not purchase any security or enter into a
                     repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities.
                     Illiquid securities include repurchase agreements not
                     entitling the holder to payment of principal and interest
                     within seven days, and securities that are illiquid by
                     virtue of legal or contractual restrictions on resale or
                     the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales          A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and
                     amount to the securities sold short, and provided that
                     transactions in futures contracts and options are not
                     deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin               A fund may not purchase securities on margin, except to
                     obtain such short-term credits as are necessary for the
                     clearance of transactions, and provided that margin
                     payments in connection with futures contracts and options
                     on futures contracts shall not constitute purchasing
                     securities on margin.
--------------------------------------------------------------------------------
Futures and Options  A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money
                     than it invested.
--------------------------------------------------------------------------------
Issuers with         A fund may invest up to 10% of its assets in the securities
Limited              of issuers with limited operating histories. An issuer is
Operating            considered to have a limited operating history if that
Histories            issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation,
                     consolidations, and research and development may be
                     considered in determining whether a particular issuer has a record of three years of continuous operation.
================================================================================

The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of the funds are shown in the Financial Highlights tables in the Prospectuses.

VP Income & Growth

The fund managers will consider the length of time a security has been held in determining whether to sell it. Accordingly, the fund's rate of portfolio turnover is not expected to exceed 150%.

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Other Funds

With respect to each other fund, the managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, each fund's rate of portfolio turnover may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the managers may sell a given security, no matter how long or how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose because, among other things: it did not live up to the managers' expectations; it may be replaced with another security holding greater promise; it has reached its optimum potential; there was a change in the circumstances of a particular company, industry or general economic conditions; or some combination of such reasons.

Because investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve the objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. Two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the funds' other distribution agent, American Century Investment Services, Inc. (ACIS); or other funds advised by the advisor. Each director listed below serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor.

www.americancentury.com	American Century Investments 19

                                 Position(s)
                                 Held With
Name (Age)                       Funds               Principal Occupation(s) Address During Past Five Years
=====================================================================================================================
James E. Stowers, Jr.* (76)      Director,           Chairman, Director and controlling shareholder, ACC
4500 Main Street                 Chairman of         Chairman, ACIM, ACSC and seven other ACC subsidiaries
Kansas City, MO 64111            the Board           Director, ACIM, ACSC and 11 other ACC subsidiaries(1)
---------------------------------------------------------------------------------------------------------------------
James E. Stowers III* (41)       Director            Chief Executive Officer and Director, ACC
4500 Main Street                                     Chief Executive Officer, ACIM, ACSC and seven other
Kansas City, MO 64111                                ACC subsidiaries
                                                     Director, ACIM, ACSC and 12 other ACC subsidiaries(2)
---------------------------------------------------------------------------------------------------------------------
Thomas A. Brown (60)             Director            Director of Plains States Development, Applied Industrial
4500 Main Street                                     Technologies, Inc., a corporation engaged in the sale of
Kansas City, MO 64111                                bearings and power transmission products
---------------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (67)     Director            Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
---------------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (55)       Director            Senior Vice President and Director, Midwest Research Institute
4500 Main Street
Kansas City, MO 64111
---------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock (65)             Director            Retired, formerly Chairman, Public Service Company of Colorado
4500 Main Street                                     Director, Service Tech, Inc., Hathaway Corporation and
Kansas City, MO 64111                                J.D. Edwards & Company
---------------------------------------------------------------------------------------------------------------------
Donald H. Pratt (62)             Director,           Chairman of the Board and Director, Butler Manufacturing
4500 Main Street                 Vice                Company,
Kansas City, MO 64111            Chairman            Director, Atlas-Copco North America Inc.
                                 of the Board
---------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (54)      Director            Senior Vice President, Long Distance Finance, Sprint Corporation
4500 Main Street                                     Director, DST Systems, Inc.
Kansas City, MO 64111
=====================================================================================================================

  Father of James E. Stowers III

  Son of James E. Stowers, Jr.

20 American Century Investments	1-800-345-6488

COMMITTEES

The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee              Members                      Function of Committee
================================================================================
Executive              James E. Stowers, Jr.        The Executive Committee
                       James E. Stowers III         performs the functions of
                       Donald H. Pratt              the Board of Directors
                                                    between Board meetings,
                                                    subject to the limitations
                                                    on its power set out in the
                                                    Maryland General Corporation
                                                    Law, and except for matters
                                                    required by the Investment
                                                    Company Act to be acted upon
                                                    by the whole Board.
--------------------------------------------------------------------------------
Compliance             Thomas A. Brown              The Compliance Committee
                       Donald H. Pratt              reviews the results of the
                       Andrea C. Hall, Ph.D.        funds' compliance testing
                                                    program, reviews quarterly
                                                    reports from the advisor to
                                                    the Board regarding various
                                                    compliance matters, and
                                                    monitors the implementation
                                                    of the funds' Code of
                                                    Ethics, including any
                                                    violations thereof.
--------------------------------------------------------------------------------
Audit                  M. Jeannine Strandjord       The Audit Committee
                       Robert W. Doering, M.D.      recommends the engagement of
                       D.D. (Del) Hock              the funds' independent
                                                    auditors and oversees its
                                                    activities. The Committee
                                                    receives reports from the
                                                    advisor's Internal Audit
                                                    Department, which is
                                                    accountable to the
                                                    Committee. The Committee
                                                    also receives reporting
                                                    about compliance matters
                                                    affecting the funds.
--------------------------------------------------------------------------------
Nominating             Donald H. Pratt              The Nominating Committee
                       D.D. (Del) Hock              primarily considers and
                       Andrea C. Hall, Ph.D.        recommends individuals for
                                                    nomination as directors. The
                                                    names of potential director
                                                    candidates are drawn from a
                                                    number of sources, including
                                                    recommendations from Board
                                                    members, management and
                                                    shareholders. This Committee
                                                    also reviews and makes
                                                    recommendations to the Board
                                                    with respect to the
                                                    composition of Board
                                                    committees and other
                                                    Board-related matters,
                                                    including its organization,
                                                    size, composition,
                                                    responsibilities, functions
                                                    and compensation.
================================================================================

Compensation of Directors

The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

www.americancentury.com	American Century Investments 21

The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by the board to each director who is not an interested person as defined in the Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended December 31, 1999

====================================================================================
                           Total Compensation    Total Compensation from the
Name of Director           from the Funds(1)     American Century Family of Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown            $1,638                $57,000
Robert W. Doering, M.D.    $1,589                $55,250
Andrea C. Hall, Ph.D.      $1,604                $55,750
D.D. (Del) Hock            $1,595                $55,500
Donald H. Pratt            $1,676                $58,250
Lloyd T. Silver, Jr.(3)    $1,596                $56,500
M. Jeannine Strandjord     $1,653                $57,500
====================================================================================

  Includes compensation paid to the directors during the fiscal year ended December 31, 1999, and also includes amounts deferred at the election of the directors under the Amended and Restated American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $345; Dr. Hall, $691; Mr. Hock, $1,382; Mr. Pratt, $475; Mr. Silver, $829 and Ms. Strandjord, $1,295.

  Includes compensation paid by the six investment company members of the American Century family of funds served by this Board.

  Mr. Silver retired from the Board on March 4, 2000.

The funds have adopted the Amended and Restated American Century Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 1999.

22 American Century Investments	1-800-345-6488

OFFICERS

Background information about the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the table are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds, ACC, ACC's subsidiaries (including ACIM and ACSC), or the funds' distributor (FDI), as specified in the following table.

                                 Position(s)
Name (Age)                       Held With
Address                          Funds           Principal Occupation(s) During Past Five Years
=============================================================================================================
George A. Rio (45)               President       Executive Vice President and Director of Client
60 State Street, Suite 1300                      Services, FDI (March 1998 to present)
Boston, MA 02109                                 Senior Vice President and Senior Key Account Manager,
                                                 Putnam Mutual Funds (June 1995 to March 1998)
                                                 Director of Business Development, First Data
                                                 Corporation (May 1994 to June 1995)
-------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (35)       Vice            Vice President and Associate General Counsel, FDI
60 State Street, Suite 1300      President       (July 1996 to present)
Boston, MA 02109                                 Assistant Counsel, Forum Financial Group
                                                 (April 1994 to July 1996)
-------------------------------------------------------------------------------------------------------------
Mary A. Nelson (36)              Vice            Vice President and Manager of Treasury Services and
60 State Street, Suite 1300      President       Administration, FDI (1994 to present)
-------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)        Vice            Senior Vice President and Assistant Treasurer, ACSC
4500 Main Street                 President &
Kansas City, MO 64111            Treasurer
-------------------------------------------------------------------------------------------------------------
David C. Tucker (41)             Vice            Senior Vice President, ACIM, ACSC and four other
4500 Main Street                 President       ACC subsidiaries (June 1998 to present)
Kansas City, MO 64111                            General Counsel, ACC and nine ACC subsidiaries
                                                 (June 1998 to present)
                                                 Consultant to mutual fund industry (May 1997 to April 1998)
                                                 Vice President and General Counsel, Janus Companies
                                                 (1990 to1997)
-------------------------------------------------------------------------------------------------------------
Paul Carrigan Jr. (50)           Secretary       Secretary, ACC (February 1998 to present)
4500 Main Street                                 Director of Legal Operations (February 1996 to present)
Kansas City, MO 64111                            Board Communications Manager, The Benham Company
                                                 (April 1994 to January 1996)
-------------------------------------------------------------------------------------------------------------
Merele A. May (37)               Controller      Vice President and Controller--Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------------------
Robert J. Leach (33)             Controller      Vice President and Controller--Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------------------
C. Jean Wade (36)                Controller      Vice President and Controller--Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------------------
Jon Zindel (32)                  Tax Officer     Vice President and Director of Taxation, ACSC
4500 Main Street                                 (1996 to present)
Kansas City, MO 64111                            Vice President, ACIM and 15 other ACC subsidiaries
                                                 (April 1999 to present)
                                                 Treasurer, American Century Ventures, Inc.
                                                 (December 1999 to present)
                                                 Tax Manager, Price Waterhouse LLP (1989 to 1996)
=============================================================================================================
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CODE OF ETHICS

The funds, their investment advisor and principal underwriters have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and these codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the appropriate compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of March 31, 2000, the following companies were the record owners of more than 5% of a fund's outstanding shares:

Fund                            Shareholder and Percentage of Shares Outstanding
================================================================================
VP Capital Appreciation         Nationwide Life Insurance Company
                                Columbus, Ohio -- 70.4%

                                Mutual of America
                                New York, NY -- 14.8%

                                Penn Mutual Life Insurance Co.
                                Philadelphia, PA -- 5.6%

                                Great West Life and Annuity
                                Englewood, CO -- 5.3%
--------------------------------------------------------------------------------
VP Advantage                    Nationwide Life Insurance Company
                                Columbus, Ohio -- 100%
--------------------------------------------------------------------------------
VP Balanced                     Nationwide Life Insurance Company
                                Columbus, Ohio -- 75.4%

                                Lincoln National Life Insurance Company
                                Fort Wayne, IN -- 14.1%

                                Safeco Life Insurance Company
                                Seattle, WA -- 7.2%
--------------------------------------------------------------------------------
VP International                Nationwide Life Insurance Company
                                Columbus, Ohio -- 86.1%
--------------------------------------------------------------------------------
VP Value                        IDS Life Insurance Co.
                                Minneapolis, MN -- 54.8%

                                Nationwide Life Insurance Company
                                Columbus, Ohio -- 24.9%

                                Pruco Life Insurance Company
                                S. Plainfield, NJ -- 9.7%
--------------------------------------------------------------------------------
VP Income & Growth              Nationwide Life Insurance Company
                                Columbus, Ohio -- 59.7%

                                CM Life Insurance Co.
                                Springfield, MA -- 28.5%
================================================================================

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of March 31, 2000, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

24 American Century Investments	1-800-345-6488

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund as follows:

Fund                            Percentage of Average Net Assets
================================================================================
VP Capital Appreciation         1.00% of first $500 million
                                0.95% of the next $500 million
                                0.90% over $1 billion
--------------------------------------------------------------------------------
VP International                1.50% of first $250 million
                                1.20% of the next $250 million
                                1.10% over $500 million
--------------------------------------------------------------------------------
VP Value                        1.00% of first $500 million
                                0.95% of the next $500 million
                                0.90% over $1 billion
--------------------------------------------------------------------------------
VP Balanced                     0.90% of first $250 million
                                0.85% of the next $250 million
                                0.80% over $500 million
--------------------------------------------------------------------------------
VP Income & Growth              0.70%
--------------------------------------------------------------------------------
VP Advantage                    1.00%
================================================================================

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

www.americancentury.com	American Century Investments 25

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended December 31, 1999, 1998 and 1997, are indicated in the following table.

Unified Management Fees

================================================================================
Fund                                        1999            1998            1997
--------------------------------------------------------------------------------
VP Advantage                         $   234,148     $   253,470     $   249,359
VP Balanced                            2,516,223       2,453,205       2,346,313
VP Capital Appreciation                4,482,927       4,894,589      10,378,643
VP Income & Growth                     1,846,900         260,827           1,290
VP International                       6,779,803       5,241,848       2,659,954
VP Value                               3,822,423       2,623,453         985,657
================================================================================

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (1) providing certain officers of the funds and (2) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the advisor out of its unified fee.

26 American Century Investments	1-800-345-6488

DISTRIBUTOR

The funds' shares are distributed by FDI and ACIS, both registered broker-dealers. FDI is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. ACIS is a wholly owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.

The distributors are the principal underwriter of the funds' shares. The distributors make a continuous, best-efforts underwriting of the funds' shares. This means the distributors have no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serve as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditors of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As the independent auditors of the funds, Deloitte & Touche LLP provides services including (1) audit of the annual financial statements for each fund, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

VP CAPITAL APPRECIATION, VP INCOME & GROWTH, VP INTERNATIONAL, VP VALUE AND THE EQUITY PORTIONS OF VP ADVANTAGE AND VP BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

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In the years ended December 31, 1999, 1998 and 1997, the brokerage commissions of each fund were:

Fund                                        1999            1998            1997
================================================================================
VP Advantage                          $    7,324      $   17,642      $   20,302
VP Balanced                              235,921         434,556         294,313
VP Capital Appreciation                  917,546       1,644,572       1,573,432
VP Income & Growth                       286,893          65,385             N/A
VP International                       1,889,396       2,408,681       1,329,778
VP Value                               1,199,835       1,067,939         466,557
================================================================================

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTIONS OF VP ADVANTAGE AND VP BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide statistical and other information and services, including research, to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended December 31, 1997, 1998, and 1999, the funds did not pay any brokerage commissions for fixed-income securities.

28 American Century Investments	1-800-345-6488

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing

www.americancentury.com	American Century Investments 29

securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the New York Stock Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, a separate account redeems fund shares worth more than $250,000 (or 1% of the assets of a fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide your insurance company with an unconditional instruction to redeem early enough that it can provide notice to the fund's transfer agent at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

30 American Century Investments	1-800-345-6488

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

www.americancentury.com	American Century Investments 31

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following table sets forth the average annual total returns of the funds for the periods indicated as of December 31, 1999.

Average Annual Total Returns

===================================================================================
Fund                        1 year      5 years     10 years      From Inception(1)
-----------------------------------------------------------------------------------
VP Advantage                14.76%      14.11%        N/A         10.33%
VP Balanced                 10.06%      14.92%        N/A         11.47%
VP Capital Appreciation     64.52%      14.32%      11.39%        12.06%
VP Income & Growth          18.02%        N/A         N/A         24.69%
VP International            64.04%      24.28%        N/A         20.07%
VP Value                    -0.85%        N/A         N/A         11.10%
===================================================================================
  The inception dates are: VP Advantage: August 1, 1991; VP Balanced: May 1, 1991; VP Capital Appreciation: November 20, 1987; VP Income & Growth: October 30, 1997; VP International: May 1, 1994; and VP Value: May 1, 1996.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

32 American Century Investments	1-800-345-6488

The following table sets forth yield quotations for the fixed-income portions of VP Advantage and VP Balanced, and for VP Income & Growth and VP Value, for the 30-day period ended December 31, 1999, the last day of the fiscal year pursuant to computation methods prescribed by the SEC.

Fund                                           30-Day SEC Yield
================================================================================
VP Advantage (fixed-income portion)            2.79%
VP Balanced (fixed-income portion)             2.56%
VP Income & Growth                             0.99%
VP Value                                       1.60%
================================================================================

The funds also may elect to advertise cumulative total return. The following table shows the cumulative total return for the funds since their respective dates of inception (as noted) through December 31, 1999.

                                   Cumulative Total                Date of
Fund                               Return Since Inception          Inception
================================================================================
VP Advantage                       128.81%                         8/1/91
VP Balanced                        156.29%                         5/1/91
VP Capital Appreciation            296.97%                         11/20/87
VP Income & Growth                  61.40%                         10/30/97
VP International                   181.86%                         5/1/94
VP Value                            47.12%                         5/1/96
================================================================================

Performance figures advertised by the corporation should not be used for comparative purposes because such figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.

Additional Performance Comparisons

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

www.americancentury.com	American Century Investments 33

Permissible Advertising Information

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

FINANCIAL STATEMENTS

The financial statements of the funds are included in the Annual Reports to shareholders for the fiscal year ended December 31, 1999. Each Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.

34 American Century Investments	1-800-345-6488

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectuses, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.

Bond Ratings

================================================================================
S&P      Moody's        Description
--------------------------------------------------------------------------------
AAA      Aaa            These are the highest ratings assigned by S&P and
                        Moody's to a debt obligation. They indicate an extremely
                        strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA       Aa             Debt rated in this category is considered to have a very
                        strong capacity to pay interest and repay principal. It
                        differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A        A              Debt rated A has a strong capacity to pay interest and
                        repay principal although it is somewhat more susceptible
                        to the adverse effects of changes in circumstances and
                        economic conditions than debt in higher-rated
                        categories.
--------------------------------------------------------------------------------
BBB      Baa            Debt rated BBB/Baa is regarded as having an adequate
                        capacity to pay interest and repay principal. Whereas it
                        normally exhibits adequate protection parameters,
                        adverse economic conditions or changing circumstances
                        are more likely to lead to a weakened capacity to pay
                        interest and repay principal for debt in this category
                        than in higher-rated categories.
--------------------------------------------------------------------------------
BB       Ba             Debt rated BB/Ba has less near-term vulnerability to
                        default than other speculative issues. However, it faces
                        major ongoing uncertainties or exposure to adverse
                        business, financial or economic conditions that could
                        lead to inadequate capacity to meet timely interest and
                        principal payments. The BB rating category also is used
                        for debt subordinated to senior debt that is assigned an
                        actual or implied BBB-rating.
--------------------------------------------------------------------------------
B        B              Debt rated B has a greater vulnerability to default but
                        currently has the capacity to meet interest payments and
                        principal repayments. Adverse business, financial or
                        economic conditions will likely impair capacity or
                        willingness to pay interest and repay principal. The B
                        rating category also is used for debt subordinated to
                        senior debt that is assigned an actual or implied BB/Ba
                        or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC      Caa            Debt rated CCC/Caa has a currently identifiable
                        vulnerability to default and is dependent upon favorable
                        business, financial and economic conditions to meet
                        timely payment of interest and repayment of principal.
                        In the event of adverse business, financial or economic
                        conditions, it is not likely to have the capacity to pay
                        interest and repay principal. The CCC/Caa rating
                        category also is used for debt subordinated to senior
                        debt that is assigned an actual or implied B or B-/B3
                        rating.
--------------------------------------------------------------------------------
CC       Ca             The rating CC/Ca typically is applied to debt
                        subordinated to senior debt that is assigned an actual
                        or implied CCC/Caa rating.
--------------------------------------------------------------------------------
C        C              The rating C typically is applied to debt subordinated
                        to senior debt, which is assigned an actual or implied
                        CCC-/Caa3 debt rating. The C rating may be used to cover
                        a situation where a bankruptcy petition has been filed,
                        but debt service payments are continued.
--------------------------------------------------------------------------------
CI       --             The rating CI is reserved for income bonds on which no
                        interest is being paid.
--------------------------------------------------------------------------------
D        D              Debt rated D is in payment default. The D rating
                        category is used when interest payments or principal
                        payments are not made on the date due even if the
                        applicable grace period has not expired, unless S&P
                        believes that such payments will be made during such
                        grace period. The D rating is used upon the filing of a
                        bankruptcy petition if debt service payments are
                        jeopardized.
================================================================================

www.americancentury.com	American Century Investments 35

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

Commercial Paper Ratings

S&P      Moody's        Description
================================================================================
A-1      Prime-1        This indicates that the degree of safety regarding
         (P-1)          timely payment is strong. Standard & Poor's rates those
                        issues determined to possess extremely strong safety
                        characteristics as A-1+.
--------------------------------------------------------------------------------
A-2      Prime-2        Capacity for timely payment on commercial paper is
         (P-2)          satisfactory, but the relative degree of safety is not
                        as high as for issues designated A-1. Earnings trends
                        and coverage ratios, while sound, will be more subject
                        to variation. Capitalization degree of characteristics,
                        while still appropriated, may be more affected by degree
                        of external conditions. Ample alternate degree of
                        liquidity is maintained.
--------------------------------------------------------------------------------
A-3      Prime-3        Satisfactory capacity for timely repayment. Issues that
         (P-3)          carry this rating are somewhat more vulnerable to the
                        adverse changes in circumstances than obligations
                        carrying the higher designations.
================================================================================

Note Ratings

S&P      Moody's        Description
================================================================================
SP-1     MIG-1; VMIG-1  Notes are of the highest quality enjoying strong protection from established cash flows of funds for
                        their servicing or from established and broad-based
                        access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2     MIG-2; VMIG-2  Notes are of high quality with margins of protection ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3     MIG-3; VMIG-3  Notes are of favorable quality with all security elements accounted for, but lacking the undeniable
                        strength of the preceding grades. Market access for
                        refinancing, in particular, is likely to be less
                        well-established.
--------------------------------------------------------------------------------
SP-4     MIG-4; VMIG-4  Notes are of adequate quality, carrying specific risk but having protection and not distinctly or
                        predominantly speculative.
================================================================================

36 American Century Investments	1-800-345-6488

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan

  a bank

  a broker-dealer

  an insurance company

  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information

In person	SEC Public Reference Room Washington, D.C. Call 1-202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

[AMERICAN CENTURY LOGO]	American Century Investments P.O. Box 419385 Kansas City, Missouri 64141-6385 Investment Professional Service Representative 1-800-345-6488 or 816-531-5575	Telecommunications Device for the Deaf 1-800-634-4113 or 816-444-3485 Fax 816-340-4360

SH-SAI-19472   0005

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

PART C      OTHER INFORMATION

ITEM 23     EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

      (a)   (1)Articles of Incorporation of TCI Portfolios, Inc. dated June 3,
            1987 (filed electronically as Exhibit 1.1 to Post-Effective
            Amendment No. 17 to the Registration Statement on January 16, 1996,
            File No. 33-14567).

            (2) Articles of Amendment of TCI Portfolios, Inc. dated July 22,
            1988 (filed electronically as Exhibit 1.2 to Post-Effective
            Amendment No. 17 to the Registration Statement on January 16, 1996,
            File No. 33-14567).

            (3) Articles of Amendment of TCI Portfolios, Inc. dated August 11,
            1993 (filed electronically as Exhibit 1.3 to Post-Effective
            Amendment No. 17 to the Registration Statement on January 16, 1996,
            File No. 33-14567).

            (4) Articles Supplementary of TCI Portfolios, Inc., dated November
            30, 1992 (filed electronically as Exhibit 1.4 to Post-Effective
            Amendment No. 18 to the Registration Statement on March 20, 1996,
            File No. 33-14567).

            (5) Articles Supplementary of TCI Portfolios, Inc., dated April 24,
            1995 (filed electronically as Exhibit 1.5 to Post-Effective
            Amendment No. 18 to the Registration Statement on March 20, 1996,
            File No. 33-14567).

            (6) Articles Supplementary of TCI Portfolios, Inc., dated March 11,
            1996 (filed electronically as Exhibit 1.6 to Post-Effective
            Amendment No. 17 to the Registration Statement on January 16, 1996,
            File No. 33-14567).

            (7) Articles of Amendment of TCI Portfolios, Inc., dated April 1,
            1997 (filed electronically as Exhibit 1.7 to Post-Effective
            Amendment No. 20 to the Registration Statement on April 28, 1997,
            File No. 33-14567).

            (8) Articles Supplementary of American Century Variable Portfolios,
            Inc., dated May 1, 1997 (filed electronically as Exhibit 1.8 to
            Post-Effective Amendment No. 20 to the Registration Statement on
            April 28, 1997, File No. 33-14567).

            (9) Articles Supplementary of American Century Variable Portfolios,
            Inc. dated July 28, 1997 (filed electronically as Exhibit 1.9 to
            Post-Effective Amendment No. 23 to the Registration Statement on
            April 27, 1998, File No. 33-14567).

            (10) Articles Supplementary of American Century Variable Portfolios,
            Inc. dated February 16, 1999 (filed electronically as Exhibit a10 to
            Post-Effective Amendment No. 25 to the Registration Statement on
            March 17, 1999, File No. 33-14567).

      (b)   (1) Amended and Restated By-Laws of TCI Portfolios, Inc. (filed electronically as Exhibit 2 to Post-Effective Amendment No. 17 to
            the Registration Statement on January 16, 1996, File No. 33-14567).

            (2) Amendment to Amended and Restated By-Laws of American Century
            Variable Portfolios, Inc. (filed electronically as Exhibit b2 to
            Post-Effective Amendment No. 24 to the Registration Statement on
            January 15, 1999, File No. 33-14567).

      (c)   Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of
            Registrants Articles of Incorporation, appearing as Exhibit 1.1 to
            Post-Effective Amendment No. 17 on Form N-1A of the Registrant, and
            Article Fifth of Registrants Articles of Amendment, apearing as
            Exhibit 1.3 to Post-Effective Amendment No. 17 on Form N-1A of the
            Registrant; and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 25, 30,
            31, 33, 39, ,40, 45 and 46 of Registrants Amendment to By-Laws
            appearing as Exhibit 2 to Post-Effective Amendment No. 17 on Form
            N-1A of the Registrant, and Sections 25, 32 & 32 of Registrants
            By-Laws appearing as Exhibit 2.2 to Post-Effective Amendment No. 23 on Form N-1A of the Registrant.

      (d)   Management Agreement between American Century Variable Portfolios,
            Inc. and American Century Investment Management, Inc. dated November
            16, 1998 (filed electronically as Exhibit d to Post-Effective
            Amendment No. 24 to the Registration Statement on January 15, 1999,
            File No. 33-14567).

      (e)   (1) Distribution Agreement between American Century Variable
            Portfolios, Inc. and Funds Distributor, Inc. dated January 15, 1998
            (filed electronically as Exhibit B6 to Post-Effective Amendment No.
            28 to the Registration Statement of American Century Target
            Maturities Trust on January 30, 1998, File No. 2-94608).

            (2) Amendment No. 1 to the Distribution Agreement between American
            Century Variable Portfolios, Inc. and Funds Distributor, Inc. dated
            June 1, 1998 (filed electronically as Exhibit 6b to Post-Effective
            Amendment No. 11 to the Registration Statement of American Century
            Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872).

            (3) Amendment No. 2 to the Distribution Agreement between American
            Century Variable Portfolios, Inc. and Funds Distributor, Inc. dated
            December 1, 1998 (filed electronically as Exhibit 6c to
            Post-Effective Amendment No. 12 to the Registration Statement of
            American Century World Mutual Funds, Inc. on November 13, 1998, File
            No. 33-39242).

            (4) Amendment No. 3 to the Distribution Agreement between American
            Century Variable Portfolios Funds, Inc. and Funds Distributor, Inc.
            dated January 29, 1999 (filed electronically as Exhibit e4 to
            Post-Effective Amendment No. 24 to the Registration Statement on
            January 15, 1999, File No. 33-14567).

            (5) Amendment No. 4 to the Distribution Agreement between American
            Century Variable Portfolios, Inc. and Funds Distributor, Inc. dated
            July 30, 1999 (filed electronically as Exhibit e5 to Post-Effective
            Amendment No. 16 to the Registration Statement of American Century
            Capital Portfolios, Inc. on July 29, 1999, File No. 33-64872).

            (6) Amendment No. 5 to the Distribution Agreement between American
            Century Variable Portfolios, Inc. and Funds Distributor, Inc. (filed electronically as Exhibit e6 to Post-Effective Amendment No. 87 to
            the Registration Statement of American Century Mutual Funds, Inc. on
            November 29, 1999, File No. 2-14213).

            (7) Distribution Agreement between American Century Variable
            Portfolios, Inc. and American Century Investment Services, Inc.
            dated March 13, 2000 (filed electronically as Exhibit e7 to
            Post-Effective Amendment No. 17 to the Registration Statement of
            American Century World Mutual Funds, Inc. on March 30, 2000, File No
            33-39242).

      (f)   Not applicable.

      (g)   (1) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to
            the Registration Statement of American Century Government Income
            Trust, on February 7, 1997, File No. 2-99222).

            (2) Master Agreement by and between Twentieth Century Services, Inc.
            and Commerce Bank, N.A. dated January 22, 1997 (filed electronically as Exhibit 8e to Post-Effective Amendment No. 76 to the Registration
            Statement of American Century Mutual Funds, Inc. on February 28,
            1997, File No. 33-14213).

      (h)   (1) Transfer Agency Agreement between TCI Portfolios, Inc. and
            Twentieth Century Services, Inc. (formerly J.E. Stowers & Company)
            dated October 15, 1987 (filed electronically as Exhibit 9 to Post-
            Effective Amendment No. 19 to the Registration Statement on
            September 27, 1996, File No. 33-14567).

            (2) Credit Agreement between American Century Funds and The Chase
            Manhattan Bank, as Administrative Agent dated as of December 21,
            1999 (filed electronically as Exhibit h3 to Post-Effective Amendment
            No. 29 to the Registration Statement of American Century California
            Tax-Free and Municipal Funds on December 29, 1999, File No.
            2-82734).

      (i)   Opinion and Consent of Counsel (filed electronically as Exhibit i to
            Post-Effective Amendment No. 26 to the Registration Statement on
            April 15, 1999, File No. 33-14567).

      (j)   (1) Consent of Deloitte & Touche LLP is included herein.

            (2) Power of Attorney dated February 19, 1999 is included herein.

      (k)   Not applicable.

      (l)   Not applicable.

      (m)   Not applicable.

      (n)   Not applicable.

      (o)   Not applicable.

      (p)   (1) American Century Investments Code of Ethics (filed
            electronically as Exhibit p1 to Post-Effective Amendment No. 16 to
            the Registration Statement on Form N-1A of American Century World
            Mutual Funds, Inc. on March 10, 2000, File No. 33-39242).

            (2) Funds Distributor, Inc. Code of Ethics (filed electronically as
            Exhibit p2 to Post-Effective Amendment No. 16 to the Registration
            Statement on Form N-1A of American Century World Mutual Funds, Inc.
            on March 10, 2000, File No. 33-39242).

ITEM 24.    Persons Controlled by or Under Common Control with Registrant - Not applicable.

ITEM 25.    Indemnification.

            The Registrant is a Maryland corporation. Section 2- 418 of the
            Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

            Article XIII of the Registrant's Amended Articles of Incorporation,
            Exhibits 1(a) and 1(b), requires the indemnification of the
            Registrant's directors and officers to the extent permitted by
            Section 2-418 of the Maryland General Corporation Law, the
            Investment Company Act of 1940 and all other applicable laws.

            The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26.    Business and Other Connections of Investment Advisor.

            American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 27.    Principal Underwriters.

            (a)   Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

                  American Century California Tax-Free and Municipal Funds
                  American Century Capital Portfolios, Inc.
                  American Century Government Income Trust
                  American Century International Bond Funds
                  American Century Investment Trust
                  American Century Municipal Trust
                  American Century Mutual Funds, Inc.
                  American Century Premium Reserves, Inc.
                  American Century Quantitative Equity Funds
                  American Century Strategic Asset Allocations, Inc.
                  American Century Target Maturities Trust
                  American Century Variable Portfolios, Inc.
                  American Century World Mutual Funds, Inc.
                  The Brinson Funds
                  CDC MPT + Funds
                  Dresdner RCM Capital Funds, Inc.
                  Dresdner RCM Global Funds, Inc.
                  Dresdner RCM Investment Funds Inc.
                  J.P. Morgan Institutional Funds
                  J.P. Morgan Funds
                  JPM Series Trust
                  JPM Series Trust II
                  LaSalle Partners Funds, Inc.
                  Merrimac Series
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Montgomery Funds I
                  The Montgomery Funds II
                  The Munder Framlington Funds Trust
                  The Munder Funds Trust
                  The Munder Funds, Inc.
                  National Investors Cash Management Fund, Inc.
                  Nomura Pacific Basin Fund, Inc.
                  Orbitex Group of Funds
                  The Saratoga Advantage Trust
                  SG Cowen Funds, Inc.
                  SG Cowen Income + Growth Fund, Inc.
                  SG Cowen Standby Reserve Fund, Inc.
                  SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                  SG Cowen Series Funds, Inc.
                  The Skyline Funds
                  SoGen Funds, Inc.
                  SoGen Variable Funds, Inc.
                  St. Clair Funds, Inc.
                  TD Waterhouse Family of Funds, Inc.
                  TD Waterhouse Trust
                  WEBS Index Fund, Inc.

                  The Distributor is registered with the Securities and Exchange
                  Commission as a broker-dealer and is a member of the National
                  Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.
                  The Distributor is an indirect wholly-owned subsidiary of
                  Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

            (b)   The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Margaret W. Chambers                 Senior Vice President, General      none
                                     Counsel, Chief Compliance
                                     Officer, Secretary and Clerk

Joseph F. Tower, III                 Director, Senior Vice President     none
                                     and Treasurer

Paula R. David                       Senior Vice President               none

Gary S. MacDonald                    Senior Vice President               none

Judith K. Benson                     Senior Vice President               none

William J. Nutt                      Chairman and Director               none

William J. Stetter                   Vice President and Chief            none
                                     Financial Officer

----------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

            (c)   Not applicable.

ITEM 28.    Location of Accounts and Records.

            All accounts, books and other documents required to be maintained by
            Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services
            Corporation and American Century Investment Management, Inc., all
            located at American Century Tower, 4500 Main Street, Kansas City,
            Missouri 64111.

ITEM 29.    Management Services - Not applicable.

ITEM 30.    Undertakings - Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, American Century Variable Portfolios, Inc., the
Registrant, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 27 to its Registration Statement pursuant to
Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement
to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Kansas City, State of Missouri on the 10th day of April, 2000.

                                      American Century Variable Portfolios, Inc.
                                      (Registrant)

                                      By: /*/ George A. Rio
                                          George A. Rio, President and
                                          Principal Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 27 has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                          Title                         Date
*George A. Rio               President, Principal Executive       April 10, 2000
-------------------------    and Principal Financial Officer
George A. Rio

*Maryanne Roepke             Vice President and Treasurer         April 10, 2000
-------------------------
Maryanne Roepke

*James E. Stowers, Jr.       Chairman of the Board and Director   April 10, 2000
-------------------------
James E. Stowers, Jr.

*James E. Stowers III        Director                             April 10, 2000
-------------------------
James E. Stowers, III

*Thomas A. Brown             Director                             April 10, 2000
-------------------------
Thomas A. Brown

*Robert W. Doering, M.D.     Director                             April 10, 2000
-------------------------
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.       Director                             April 10, 2000
-------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock            Director                             April 10, 2000
-------------------------
D. D. (Del) Hock

*Donald H. Pratt             Director                             April 10, 2000
-------------------------
Donald H. Pratt

*M. Jeannine Strandjord      Director                             April 10, 2000
-------------------------
M. Jeannine Strandjord

*By /s/ Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit     Description of Document
Number

EX-99.a1    Articles of Incorporation of TCI Portfolios, Inc. dated June 3, 1987
            (filed as Exhibit 1.1 to Post-Effective Amendment No. 17 to the
            Registration Statement on Form N-1A of the Registrant, File No.
            33-14567, filed on January 16, 1996, and incorporated herein by reference).

EX-99.a2    Articles of Amendment of TCI Portfolios, Inc. dated July 22, 1988
            (filed as Exhibit 1.2 to Post-Effective Amendment No. 17 to the
            Registration Statement on Form N-1A of the Registrant, File No.
            33-14567, filed on January 16, 1996, and incorporated herein by reference).

EX-99.a3    Articles of Amendment of TCI Portfolios, Inc. dated August 11, 1993
            (filed as Exhibit 1.3 to Post-Effective Amendment No. 17 to the
            Registration Statement on Form N-1A of the Registrant, File No.
            33-14567, filed on January 16, 1996, and incorporated herein by reference).

EX-99.a4    Articles Supplementary of TCI Portfolios, Inc., dated November 30,
            1992 (filed as Exhibit 1.4 to Post-Effective Amendment No. 18 to the
            Registration Statement on Form N-1A of the Registrant, File No.
            33-14567, filed on March 20, 1996, and incorporated herein by reference).

EX-99.a5    Articles Supplementary of TCI Portfolios, Inc., dated April 24, 1995
            (filed as Exhibit 1.5 to Post-Effective Amendment No. 18 to the
            Registration Statement on Form N-1A of the Registrant, File No.
            33-14567, filed on March 20, 1996, and incorporated herein by reference).

EX-99.a6    Articles Supplementary of TCI Portfolios, Inc., dated March 11, 1996
            (filed as Exhibit 1.6 to Post-Effective Amendment No. 19 to the
            Registration Statement on Form N-1A of the Registrant, File No.
            33-14567, filed on September 27, 1996, and incorporated herein by reference).

EX-99.a7    Articles of Amendment of TCI Portfolios, Inc., dated April 1, 1997
            (filed as Exhibit 1.7 to Post-Effective Amendment No. 20 to the
            Registration Statement on Form N-1A of the Registrant, File No.
            33-14567, filed on April 28, 1997, and incorporated herein by reference).

EX-99.a8    Articles Supplementary of American Century Variable Portfolios, Inc.
            dated May 1, 1997 (filed as Exhibit 1.8 to Post-Effective Amendment
            No. 20 to the Registration Statement on Form N-1A of the Registrant,
            File No. 33-14567, filed on April 28, 1997, and incorporated herein by reference).

EX-99.a9    Articles Supplementary of American Century Variable Portfolios, Inc.
            dated July 28, 1997 (filed as Exhibit 1.9 to Post-Effective
            Amendment No. 23 to the Registration Statement on Form N-1A of the
            Registrant, File No. 33-14567, filed on April 27, 1998, and incorporated herein by reference).

EX-99.a10   Articles Supplementary of American Century Variable Portfolios, Inc.
            dated February 16, 1999 (filed as Exhibit a10 to Post-Effective
            Amendment No. 25 to the Registration Statement on Form N-1A of the
            Registrant, File No. 33-14567, filed on March 17, 1999, and incorporated herein by reference).

EX-99.b1    Amended and Restated By-Laws of TCI Portfolios, Inc.(filed as
            Exhibit 2 to Post-Effective Amendment No. 17 to the Registration
            Statement on Form N-1A of the Registrant, File No. 33-14567, filed on January 16, 1996, and incorporated herein by reference).

EX-99.b2    Amendment to Amended and Restated By-Laws of American Century
            Variable Portfolios, Inc. (filed as Exhibit b2 to Post-Effective
            Amendment No. 24 to the Registration Statement on Form N-1A of the
            Registrant, File No. 33-14567, filed on January 15, 1999, and incorporated herein by reference).

EX-99.d     Management Agreement between American Century Variable Portfolios,
            Inc. and American Century Investment Management, Inc. dated November
            16, 1998 (filed as Exhibit d to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of the Registrant, File No.
            33-14567, filed on January 15, 1999, and incorporated herein by reference).

EX-99.e1    Distribution Agreement between American Century Variable Portfolios,
            Inc. and Funds Distributor, Inc., dated January 15, 1998 (filed as
            Exhibit B6 to Post-Effective Amendment No. 28 to the Registration
            Statement on Form N-1A of the American Century Target Maturities
            Trust, File No. 2-94608, filed on January 30, 1998, and incorporated herein by reference).

EX-99.e2    Amendment No. 1 to the Distribution Agreement between American
            Century Variable Portfolios, Inc. and Funds Distributor, Inc. dated
            June 1, 1998 (filed as Exhibit 6b to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of American Century
            Capital Portfolios, Inc., File No. 33-64872, filed on June 26, 1998, and incorporated herein by reference).

EX-99.e3    Amendment No. 2 to the Distribution Agreement between American
            Century Variable Portfolios, Inc. and Funds Distributor, Inc. dated
            December 1, 1998 (filed as Exhibit 6c to Post-Effective Amendment
            No. 12 to the Registration Statement of American Century World
            Mutual Funds, Inc., File No. 33-39242, filed on November 13, 1998 and incorporated herein by reference).

EX-99.e4    Amendment No. 3 to Distribution Agreement between American Century
            Variable Portfolios, Inc. and Funds Distributor, Inc. dated January
            29, 1999 (filed as Exhibit e4 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of the Registrant, File No.
            33-14567, filed on January 15, 1999, and incorporated herein by reference).

EX-99.e5    Amendment No. 4 to the Distribution Agreement between American
            Century Variable Portfolios, Inc. and Funds Distributor, Inc. dated
            July 30, 1999 (filed as Exhibit e5 to Post-Effective Amendment No.
            16 to the Registration Statement on Form N-1A of American Century
            Capital Portfolios, Inc., File No. 33-64872, filed on July 29, 1999, and incorporated herein by reference).

EX-99.e6    Amendment No. 5 to the Distribution Agreement between American
            Century Variable Portfolios, Inc. and Funds Distributor, Inc. (filed as Exhibit e6 to Post-Effective Amendment No. 87 to the Registration
            Statement on Form N-1A of American Century Mutual Funds, Inc., File
            No. 2-14213, filed on November 29, 1999, and incorporated herein by reference).

EX-99.e7    Distribution Agreement between American Century Variable Portfolios,
            Inc. and American Century Investment Services, Inc. dated March 13,
            2000 (filed as Exhibit e7 to Post-Effective Amendment No. 17 to the
            Registration Statement on Form N-1A of American Century World Mutual
            Funds, Inc., File No. 33-39242, filed on March 30, 2000, and incorporated herein by reference).

EX-99.g1    Global Custody Agreement between The Chase Manhattan Bank and the
            Twentieth Century and Benham Funds, dated August 9, 1996 (filed as
            Exhibit 8 to Post-Effective Amendment No. 31 to the Registration
            Statement on Form N-1A of American Century Government Income Trust,
            File No. 2-99222, filed on February 7, 1997, and incorporated herein by reference).

EX-99.g2    Master Agreement by and between Twentieth Century Services, Inc. and
            Commerce Bank, N.A. dated January 22, 1997 (filed as Exhibit 8e to
            Post-Effective Amendment No. 76 to the Registration Statement on
            Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213,
            filed on February 28, 1997, and incorporated herein by reference).

EX-99.h1    Transfer Agency Agreement with Twentieth Century Services, Inc.
            (formerly J. E. Stowers & Company) dated October 15, 1987 (filed as
            Exhibit 9 to Post-Effective Amendment No. 19 to the Registration
            Statement on Form N-1A of the Registrant, File No. 33-14567, filed on September 27, 1996, and incorporated herein by reference).

EX-99.h2    Credit Agreement between American Century Funds and The Chase
            Manhattan Bank as Administrative Agent dated as of December 21, 1999
            (filed as Exhibit h3 to Post-Effective Amendment No. 29 to the
            Registration Statement on Form N-1A of American Century California
            Tax-Free and Municipal Funds, File No. 2-82734, filed on December
            29, 1999, and incorporated herein by reference).

EX-99.i     Opinion and Consent of Counsel (filed as Exhibit i to Post-Effective
            Amendment No. 26 to the Registration Statement on Form N-1A of the
            Registrant, File No. 33-14567, filed on April 15, 1999, and incorporated herein by reference).

EX-99.j1    Consent of Deloitte & Touche LLP is included herein.

EX-99.j2    Power of Attorney dated February 19, 1999 is included herein.

EX-99.p1    American Century Investments Code of Ethics (filed as Exhibit p1 to
            Post-Effective Amendment No. 16 to the Registration Statement on
            Form N-1A of American Century World Mutual Funds, Inc., File No.
            33-39242, filed on March 10, 2000, and incorporated herein by reference).

EX-99.p2    Funds Distributor, Inc. Code of Ethics (filed as Exhibit p2 to Post-
            Effective Amendment No. 16 to the Registration Statement on Form
            N-1A of American Century World Mutual Funds, Inc., File No.
            33-39242, filed on March 10, 2000, and incorporated herein by reference).